Note 16 - Income Tax	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
16.	Income tax

Income tax differs from the amounts that would be obtained by applying the statutory rate to the respective year’s earnings before tax. Differences result from the following items:

	2013	2012	2011

Income tax expense using combined statutory rate of 26.5% (2012 - 26.5%, 2011 - 28.3%)	$18,622	$16,754	$9,351
Permanent differences	4,125	3,327	4,434
Tax effect of flow through entities	(2,156)	(3,663)	(3,462)
Goodwill or other investment impairment charge	-	676	874
Impact of changes in foreign exchange rates	(518)	1,546	(679)
Adjustments to tax liabilities for prior periods	925	721	762
Effects of changes in enacted tax rates	250	(14)	52
Changes in liability for unrecognized tax benefits	181	352	(342)
Stock-based compensation	2,791	128	(386)
Foreign, state and provincial tax rate differential	(4,285)	(946)	(6,728)
Tax on preferred shares	880	-	-
Other taxes	1,906	93	2,046
Change in valuation allowances	(97)	2,033	(49,745)
Provision for (recovery of) income taxes as reported	$22,624	$21,007	$(43,823)

Earnings before income tax by jurisdiction comprise the following:

	2013	2012	2011

Canada	$1,977	$22,438	$33,331
United States	4,613	9,811	(20,662)
Australia	33,061	25,800	21,791
Foreign	30,613	5,175	(1,358)
Total	$70,264	$63,224	$33,102

Income tax expense (recovery) comprises the following:

	2013	2012	2011

Current
Canada	$11,137	$5,771	$4,630
United States	3,008	18,139	8,839
Australia	11,088	8,526	7,206
Foreign	11,860	4,729	3,708
	37,093	37,165	24,383

Deferred
Canada	(7,627)	364	(275)
United States	(2,435)	(14,500)	(67,279)
Australia	(1,079)	(743)	(729)
Foreign	(3,328)	(1,279)	77
	(14,469)	(16,158)	(68,206)
Total	$22,624	$21,007	$(43,823)

The significant components of deferred income tax are as follows:

	2013	2012

Deferred income tax assets
Loss carry-forwards	$91,957	$88,318
Expenses not currently deductible	23,467	17,255
Stock-based compensation	3,956	3,317
Basis differences of partnerships and other entities	14,173	15,685
Allowance for doubtful accounts	4,580	3,324
Inventory and other reserves	2,554	1,611
	140,687	129,510
Less: valuation allowance	(14,120)	(11,911)
	126,567	117,599

Deferred income tax liabilities
Depreciation and amortization	31,165	33,751
Unrealized foreign exchange gains	-	932
Prepaid and other expenses deducted for tax purposes	1,427	875
	32,592	35,558
Net deferred income tax asset	$93,975	$82,041

From 2008 to 2011, the Company recognized valuation allowances with respect to deferred income tax assets in its CRE operations, primarily in the United States, due to a history of operating losses.  During the fourth quarter of 2011, the Company completed a reorganization of certain operations in the United States. As a result, a valuation allowance in the amount of $48,351 related to the United States CRE operations was reversed as of December 31, 2011.  The recoverability of deferred income tax assets is dependent on generating sufficient taxable income before the 20 year loss carry-forward limitation. Although realization is not assured, the Company believes it is more likely than not that the deferred tax asset will be realized. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced.

The Company has gross operating loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2013	2012	2013	2012	2013	2012

Canada	$72,526	$53,866	$2,438	$4,228	$70,088	$49,638
United States	164,414	172,155	4,099	4,098	160,315	168,057
Australia	304	889	-	-	304	889
Foreign	46,901	43,578	41,412	40,413	5,489	3,165

The Company has gross capital loss carry-forwards as follows:

	Loss carry forward		Gross losses not recognized		Net
	2013	2012	2013	2012	2013	2012

Canada	$939	$1,224	$939	$1,224	$-	$-
United States	4,197	1,068	4,197	1,068	-	-
Australia	8,123	9,455	8,123	9,455	-	-

These amounts above are available to reduce future federal and provincial income taxes in their respective jurisdictions.  Net operating loss carry-forward balances attributable to the United States and Canada expire over the next 14 to 20 years.  Net operating loss carry-forward balances attributable to Australia are carried forward indefinitely subject to certain continuity of ownership conditions.

Cumulative unremitted earnings of US and foreign subsidiaries approximated $186,121 as at December 31, 2013 (2012 - $149,249).  Income tax is not provided on the unremitted earnings of US and foreign subsidiaries because it has been the practice and is the intention of the Company to reinvest these earnings indefinitely in these subsidiaries.

A reconciliation of the beginning and ending amounts of the liability for unrecognized tax benefits is as follows:

Balance, December 31, 2011	$7,602
Increases based on tax positions related to 2012	1,093
Reduction for lapses in applicable statutes of limitations	(781)

Balance, December 31, 2012	7,914
Increases based on tax positions related to 2013	384
Increases for tax positions of prior periods	562
Reduction for lapses in applicable statutes of limitations	(840)

Balance, December 31, 2013	$8,020

Of the $8,020 (2012 - $7,914) in gross unrecognized tax benefits, $8,226, (2012 - $7,914) would affect the Company’s effective tax rate if recognized.  For the year ended December 31, 2013, an expense of $29 in interest and penalties related to provisions for income tax was recorded in income tax expense (2012 - recovery of $38; 2011 - recovery of $238).  As at December 31, 2013, the Company had accrued $151 (2012 - $122) for potential income tax related interest and penalties.

Within the next twelve months, the Company believes it is reasonably possible that $1,500 of unrecognized tax benefits associated with uncertain tax positions may be reduced due to lapses in statutes of limitations.

The Company’s significant tax jurisdictions include the United States, Canada and Australia.  The number of years with open tax audits varies depending on the tax jurisdictions.  Generally, income tax returns filed with the Canada Revenue Agency and related provinces are open for three to four years and income tax returns filed with the U.S. Internal Revenue Service and related states are open for three to five years.  Tax returns in Australia are generally open for four years.

The Canada Revenue Agency commenced an examination of the Company’s Canadian income tax return for the years 2010 and 2011 that is anticipated to be completed by the end of 2014.  There have not been any proposed adjustments.

The Company does not currently expect any other material impact on earnings to result from the resolution of matters related to open taxation years, other than noted above.  Actual settlements may differ from the amounts accrued.  The Company has, as part of its analysis, made its current estimates based on facts and circumstances known to date and cannot predict changes in facts and circumstances that may affect its current estimates.